Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit protection	$ 800,000				$ 102,015
Cash uninsured amount	16,881,194		$ 22,790,453		2,152,664
Provision for credit losses	$ 1,267,685		600,834	$ 99,775	161,653	$ 76,617
Percentage of employer contributions	5.00%	5.00%
Employee’s monthly contributions amount (in Dollars)	$ 7,100
Operating lease expense	$ 420,500	$ 53,621	420,000	$ 388,807
Tax authority current year of assessment term	6 years	6 years
Investigation extended assessment term	10 years	10 years
Largest amount tax benefit percentage	50.00%	50.00%
Employee benefits	$ 9,983		$ 11,095		$ 1,273
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1				1
HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.842				7.842
Customer Concentration Risk [Member] | One customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	60.90%	60.90%
Customer Concentration Risk [Member] | Two customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	23.70%	23.70%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			87.00%
Customer Concentration Risk [Member] | One Major Third-Party Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	50.50%	50.50%	53.10%	63.30%
Customer Concentration Risk [Member] | Two Major Third-Party Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	23.20%	23.20%	18.20%	15.80%
Customer Concentration Risk [Member] | Three Major Third-Party Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.00%	15.00%	14.30%	15.70%
Vendor One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			70.40%
Vendor One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	87.50%	87.50%	66.20%	77.70%
Vendor Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			29.60%
Vendor Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			16.80%	17.40%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly contributions amount (in Dollars)	$ 30,000
Employee’s monthly income (in Dollars)	30,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly contributions amount (in Dollars)	$ 1,500